Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 97.6%
CANADA — 2.8%
Shopify, Inc., Class A *	23,980	$26,533,870

CHINA — 28.9%
Alibaba Group Holding Ltd. ADR*	205,890	46,681,440
BeiGene Ltd. ADR*	54,231	18,876,726
Bilibili, Inc. ADR*	85,997	9,206,839
KE Holdings, Inc. ADR*	168,893	9,623,523
Meituan, Class B *	1,286,400	50,200,726
NetEase, Inc. ADR	125,935	13,004,048
NIO, Inc. ADR*	374,952	14,615,629
Pinduoduo, Inc. ADR*	318,250	42,607,310
TAL Education Group ADR*	235,485	12,680,867
Tencent Holdings Ltd.	675,400	53,902,023
		271,399,131
FRANCE — 5.0%
Hermes International	11,825	13,078,419
Kering	49,176	33,934,280
		47,012,699
GERMANY — 1.1%
BioNTech SE ADR*	95,679	10,447,190

NETHERLANDS — 6.1%
Adyen NV*	10,174	22,702,318
ASML Holding NV	57,158	35,070,393
		57,772,711
SAUDI ARABIA — 2.0%
Delivery Hero SE*	141,803	18,380,109

SOUTH KOREA — 1.7%
Coupang, Inc.*	319,395	15,762,143

UNITED STATES — 50.0%
Alphabet, Inc., Class C *	9,314	19,267,220
Amazon.com, Inc.*	16,534	51,157,519
Atlassian Corp. PLC, Class A *	90,112	18,992,005
Beyond Meat, Inc.*	84,781	11,031,704
Carvana Co.*	44,812	11,758,669
Cloudflare, Inc., Class A *	220,222	15,472,798
Dexcom, Inc.*	66,802	24,007,971
Facebook, Inc., Class A *	77,115	22,712,681
Illumina, Inc.*	103,268	39,661,108
Intuitive Surgical, Inc.*	23,054	17,035,523
Moderna, Inc.*	163,219	21,373,528
Netflix, Inc.*	61,518	32,091,480
NVIDIA Corp.	52,276	27,911,724
Peloton Interactive, Inc., Class A *	218,798	24,601,647
salesforce.com, Inc.*	77,328	16,383,483
Spotify Technology SA*	71,930	19,273,643
Tesla, Inc.*	68,914	46,029,728
Trade Desk, Inc. (The), Class A *	13,494	8,793,500
Workday, Inc., Class A *	99,239	24,653,945
Zoom Video Communications, Inc., Class A *	56,293	18,086,378
		470,296,254

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
TOTAL INVESTMENTS — 97.6% (cost $584,057,217)		$917,604,107
Other assets less liabilities — 2.4%		22,766,428
NET ASSETS — 100.0%		$940,370,535

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$690,335,839	$227,268,268	$—	$917,604,107
Total	$690,335,839	$227,268,268	$—	$917,604,107

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.